REVENUE FROM CONTRACTS WITH CUSTOMERS - Customers Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUE FROM CONTRACTS WITH CUSTOMER
Total revenue	$ 1,339.5	$ 1,559.2	$ 1,520.4
Operating segment | Tanker segment
REVENUE FROM CONTRACTS WITH CUSTOMER
Total revenue	1,314.2	1,544.0	1,491.4
Operating segment | Marine Engineering segment
REVENUE FROM CONTRACTS WITH CUSTOMER
Total revenue	37.2	29.6	48.0
Inter- segment elimination
REVENUE FROM CONTRACTS WITH CUSTOMER
Total revenue	(11.9)	(14.4)	(19.0)
Transportation of oil products and chemicals
REVENUE FROM CONTRACTS WITH CUSTOMER
Total revenue	1,314.2	1,544.0	1,491.4
Scrubbers and related services
REVENUE FROM CONTRACTS WITH CUSTOMER
Total revenue	18.7	9.1	21.7
Welding and mounting
REVENUE FROM CONTRACTS WITH CUSTOMER
Total revenue	4.3	4.9	5.3
Others
REVENUE FROM CONTRACTS WITH CUSTOMER
Total revenue	$ 2.3	$ 1.2	$ 2.0